Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events

Note 17: Subsequent events

In the first quarter of 2012, we adopted the Chaparral Energy, Inc. Non-Officer Restricted Stock Unit Plan (the “RSU Plan”), which is intended to replace our existing Phantom Stock Plan. Initial awards under the RSU Plan have an aggregate grant-date fair value of $2,684, which will vest in equal annual installments over the next three years.